Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.26)	$ (1.09)	$ (0.74)	$ (2.54)
Earnings Per Share, Diluted	$ (0.26)	$ (1.09)	$ (0.74)	$ (2.54)
Weighted Average Number of Shares Outstanding, Basic	8,781,103	3,201,073	7,774,242	3,027,406
Weighted Average Number of Shares Outstanding, Diluted	8,781,103	3,201,073	7,774,242	3,027,406